Income Tax (Details) - Schedule of US And Foreign Components Of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
United States			$ (105,821)	$ (149,621)
Foreign			(14,713)	(16,694)
Total	$ (101,130)	$ (106,056)	$ (120,534)	$ (166,315)